Inventories and current intangible assets (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories and current intangible assets

	2024	2023
	£m	£m
Fuel stocks	188	280
Raw materials and consumables	542	460
Current intangible assets – emission allowances	98	136
	828	876